Annual Total Returns	12 Months Ended
Dec. 31, 2025
TrueShares Quarterly Bull Hedge ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.53%
TrueShares Quarterly Bear Hedge ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.27%)